Convertible Debentures (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Apr. 09, 2019	Jun. 30, 2019	Dec. 31, 2018
Convertible Debentures (Textual)
Convertible debentures		$ 2,527
Securities Purchase Agreement [Member] | Lenders [Member]
Convertible Debentures (Textual)
Aggregate amount of convertible loan	$ 6,000
Warrants	2,926,830
Warrants to purchase ADSs	2,926,830
First tranche of loan amount received	$ 1,000
Second tranche of loan amount received		$ 5,000
Convertible debentures term		18 months
Interest per annum		8.00%
Description of convertible debentures		The Debentures initial conversion rate was set to $2.05 per ADS, and then was reset to $1.65 following triggering an adjustment mechanism that was agreed upon in the Agreement. The conversion price will be reset, but not below $0.40 per ADS, if there is a subsequent issuance of the Company?s securities below the conversion price, to the price of the subsequent issuance, and the Debentures contain other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the Debentures after the Effective Date (as defined in the Agreement) upon 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.
Warrants exercise price per ADS		$ 2.3575
Term of warrants		5 years
Description of warrants		The exercise price will be reset, but not below $0.40, if within 18-month from the issuance there is a subsequent issuance of the Company?s securities below the exercise price, to the price of the subsequent issuance, and the Warrants contain other customary anti-dilution features, with the Black-Scholes value of the Warrants payable upon the occurrence of a fundamental transaction.
Term of participation right in subsequent financing		12 months
Maximum percentage of subsequent financing		50.00%
Right to purchase additional debentures term		6 months
Issued ADSs upon conversion of debentures		346,428
Net amount was classified to equity		$ 224
Convertible debentures		2,537
Derivative financial instruments		$ 1,327